Related Party Transactions (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2019	Dec. 31, 2018
Entity Information [Line Items]
Schedule of balances from transactions with affiliates included in the consolidated statements

At June 30, 2019 and December 31, 2018, the following balances with such affiliates were included in the consolidated statements of financial condition in the following line items (in thousands):

	Successor	Successor
	June 30, 2019	December 31, 2018
Cash and cash equivalents	$—	$283,790
Receivables from brokers and dealers and clearing organizations	—	3,332
Deposits with clearing organizations	—	500
Accounts receivable	—	40,730
Receivable from affiliates	2,849	3,243
Other assets	—	9
Payable to brokers and dealers and clearing organizations	—	2,404
Deferred revenue	4,772	9,151
Payable to affiliates	6,004	5,009

Tradeweb Markets LLC
Entity Information [Line Items]
Schedule of balances from transactions with affiliates included in the consolidated statements

At December 31, 2018 and December 31, 2017, the following balances with such affiliates were included in the consolidated statements of financial condition in the following line items (in thousands):

	Successor	Predecessor
	December 31, 2018	December 31, 2017
Cash and cash equivalents	$283,790	$234,107
Receivables from brokers and dealers and clearing organizations	3,332	—
Deposits with clearing organizations	500	500
Accounts receivable	40,730	27,163
Receivable from affiliates	3,243	375
Other assets	9	27
Payable to brokers and dealers and clearing organizations	2,404	—
Deferred revenue	9,151	5,106
Contingent consideration payable	—	129,393
Accounts payable, accrued expenses and other liabilities	—	2,555
Payable to affiliates	5,009	5,578